CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	Other comprehensive income (loss)	Retained Earnings	Total
Balance at Dec. 31, 2021	$ 442	$ 437,476	$ 698	$ 133,759	$ 572,375
Total comprehensive income (loss) for the year
Profit (loss) for the year	0	0	0	22,737	22,737
Other comprehensive loss:
Foreign currency translation	0	0	(6,499)	0	(6,499)
Foreign currency translation for subsidiary sold					0
Total comprehensive Income (loss) for the year	0	0	(6,499)	22,737	16,238
Transactions with owners, recognized directly in equity
Own shares acquired	(50)	(86,202)	0	0	(86,252)
Share based compensation	0	47,049	0	0	47,049
Exercise of share options	21	2,184	0	0	2,205
Balance at Dec. 31, 2022	413	400,507	(5,801)	156,496	551,615
Total comprehensive income (loss) for the year
Profit (loss) for the year	0	0	0	(21,487)	(21,487)
Other comprehensive loss:
Foreign currency translation	0	0	2,126	0	2,126
Foreign currency translation for subsidiary sold	0	0	(1,234)	0	1,234
Total comprehensive Income (loss) for the year	0	0	3,360	(21,487)	(18,127)
Transactions with owners, recognized directly in equity
Own shares acquired	(8)	(9,306)	0	0	(9,314)
Share based compensation	0	19,141	0	0	19,141
Exercise of share options	12	221	0	0	233
Balance at Dec. 31, 2023	417	410,563	(2,441)	135,009	543,548
Total comprehensive income (loss) for the year
Profit (loss) for the year	0	0	0	35,437	35,437
Other comprehensive loss:
Foreign currency translation	0	0	(35)	0	(35)
Foreign currency translation for subsidiary sold					0
Total comprehensive Income (loss) for the year	0	0	(35)	35,437	35,402
Transactions with owners, recognized directly in equity
Own shares acquired	(49)	(61,690)	0	0	(61,739)
Share based compensation	0	12,510	0	0	12,510
Exercise of share options	9	1,124	0	0	1,133
Balance at Dec. 31, 2024	$ 377	$ 362,507	$ (2,476)	$ 170,446	$ 530,854